Contingent Liabilities And Commitments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingent Liabilities And Commitments [Line Items]
Grants received	$ 9,500
Royalties paid	6,600
Additional income	400
Accrued royalties			2,900
Third party royalties	2,805
Rent expenses	1,147	1,194	1,187
Minimum [Member]
Contingent Liabilities And Commitments [Line Items]
Payment due upon cancellation of motor vehicle leases	802
Chief Scientist Grant [Member]
Contingent Liabilities And Commitments [Line Items]
Royalty obligation, percentage	3.50%
Percentage of grant payable	100.00%
Percentage of certain grants payable	150.00%
Royalty payment to the Chief Scientist as a result of an agreement	2,500
Fund Grant [Member]
Contingent Liabilities And Commitments [Line Items]
Percentage of grant payable	100.00%
Contingent liability related to grants	$ 558,000
Fund Grant [Member] | Maximum [Member]
Contingent Liabilities And Commitments [Line Items]
Royalty obligation, percentage	4.00%
Fund Grant [Member] | Minimum [Member]
Contingent Liabilities And Commitments [Line Items]
Royalty obligation, percentage	3.00%